As filed with the Securities and Exchange Commission on May 7, 2009
 1933 Act No. 333-155709
1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. 2                               X
                      Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

                    Amendment No. 2

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
(Exact Name of Registrant as Specified in Charter)
 171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices)  (Zip Code)
201-214-5559
(Registrant's Telephone Number, including Area Code)

Robert C. Holderith EGA Emerging Global Shares Trust 171 East Ridgewood Avenue Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

____ on (date) pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____on (date) pursuant to paragraph (a)(1) of Rule 485

____75 days after filing pursuant to paragraph (a)(2) of Rule 485

____on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

EGA Emerging Global Shares Trust

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	Cusip	NYSE
Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	268461100	EEG
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	268461209	EBM
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	268461852	EMT
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	268461308	ECG
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	268461407	ECN
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	268461860	EEO
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	268461506	EFN
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	268461605	EHK
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	268461704	EID
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	268461803	ETX
Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund	268461886	ETS
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	268461878	EUT
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Prospectus May 7, 2009

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EGA Emerging Global Shares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds (each a “Fund” and collectively, the “Funds”). ALPS Advisors, Inc. (“ALPS” or the “Adviser”) serves as the investment adviser to each Fund. Emerging Global Advisors, LLC (“EGA”) serves as a sub-adviser to each Fund. Esposito Partners, LLC (“Esposito Partners”) provides portfolio trading and index tracking services as a sub-adviser to each Fund.

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The shares of each Fund (“Shares”) are listed on the NYSE Arca, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the indicative intraday value (“IIV”) of the Shares disseminated by the Exchange and may be above, below or equal to the Funds’ end of day net asset value per Share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash.

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Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. As a practical matter, only institutions or large investors purchase or redeem creation units. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund at NAV. Rather, most retail investors will purchase or sell Shares in the secondary market at negotiated prices with the assistance of a broker. Thus, some of the information contained in this prospectus – such as information about purchasing and redeeming Shares from or with a Fund and all references to the Transaction Fee imposed on purchases and redemptions – is not relevant to retail investors. You should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing. Please read the Prospectus carefully before investing.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

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Table of Contents
Investment Objective	1
Principal Investment Strategies	1
Principal Risk Factors	5
Performance	10
Fees and Expenses	10
Additional Securities, Instruments and Strategies	11
Special Risks of Exchange-Traded Funds	12
Precautionary Notes	13
Information About the Index Licensor	13
Creation and Redemption of Creation Units	14
Dividends, Distributions and Taxes	17
Other Information	19
Management of the Trust	19
The Dow Jones Emerging Markets Titans Indices	21
Portfolio Holdings Information	23
Other Service Providers	23
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INVESTMENT OBJECTIVE

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Each Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Fund’s corresponding benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

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PRINCIPAL INVESTMENT STRATEGIES

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Each Fund is non-diversified and seeks to achieve its investment objective by attempting to replicate the portfolio of its Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, each Fund will invest at least 80% of its net assets in securities of Emerging Markets companies included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. Each Fund defines Emerging Markets companies as companies that are included in the Dow Jones Wilshire Emerging Markets Index SM (the “DJW Emerging Markets Index”). See “THE DOW JONES EMERGING MARKETS TITANS INDICES” below for more information. A Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

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ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

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Each Underlying Index is constructed using a rules-driven methodology to create a modified market capitalization weighted index comprised of Emerging Markets companies that are traded on U.S. or foreign exchanges and whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. The Underlying Indices seek to capture the aggregate potential of publicly traded firms in each of the 10 industrial sectors, as defined by the Industry Classification Benchmark (“ICB”) system developed by Dow Jones & Company, Inc. (“Dow Jones Indexes”), across the developing world.

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Most traditional securities indices and index funds typically utilize a straight market capitalization weighted methodology that determines the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index and the smallest companies in the index will frequently have minimal exposure. The very largest firms typically absorb most of the allocation in an unmodified market capitalization weighted country index.

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In Emerging Markets, an unmodified market capitalization allocation may result in large stakes in giant former state-owned companies that may or may not be at the top of the market value table as a result of business prowess. Moreover, many Emerging Markets countries are dominated by a relatively small number of companies. They simply have not had the time to allow competitive markets to develop with many large, publicly traded names such as those associated with the developed world.

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EGA believes that to truly have a robust and diversified Emerging Markets portfolio that is conducive to providing optimal risk-return performance characteristics, the modified market capitalization weighted approach used by Dow Jones Indexes to create the Underlying Indices is superior to a pure market capitalization approach. This modified capitalization approach considers a more comprehensive set of economic forces within various nations rather than just company size, seeks to diversify correlation effects that result from trade links between countries and examines investable developing countries without making a distinction for smaller, less developed and less liquid countries or “frontier markets.”

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From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The Funds will also rebalance their portfolio securities promptly following the annual rebalancing of each Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund’s intention is to replicate the constituent securities of the corresponding Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. When securities are deleted from an Underlying Index, a Fund will typically remove these securities from the Fund’s portfolio. However, the Funds may, in EGA’s discretion, remain invested in securities that were deleted from the Fund’s Underlying Index until the next rebalancing of the Fund. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of its Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

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More information about the Funds’ investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

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Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund

Exchange Trading Symbol: EEG Cusip Number: 268461100

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The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Composite Titans 100 Index. The Dow Jones Emerging Markets Composite Titans 100 Index is a stock market index comprised of a representative sample of 100 Emerging Markets companies that Dow Jones Indexes deems to be the 10 leading companies in each of the 10 industrial sectors, as defined by the ICB, across the developing world.

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Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Dow Jones Emerging Markets Composite Titans 100 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

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Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund

Exchange Trading Symbol: EBM Cusip Number: 268461209

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Basic Materials Titans Index. The Dow Jones Emerging Markets Basic Materials Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Basic Materials sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Basic Materials companies included in the Dow Jones Emerging Markets Basic Materials Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Basic Materials companies as companies that are included in the Dow Jones Emerging Markets Basic Materials Titans Index at the time of purchase and generally includes companies whose businesses involve: chemicals; forestry and paper; industrial metals; and mining. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

Exchange Trading Symbol: EMT Cusip Number: 268461852

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The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Metals & Mining Titans Index. The Dow Jones Emerging Markets Metals & Mining Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be in the Metals & Mining sector of the global economy. The Metals & Mining sector is a sub-sector of the Basic Materials industry, as defined by ICB. Accordingly, some securities in which the Fund invests may also be held by the Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund.

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Under normal circumstances, the Fund will invest at least 80% of its net assets in Metals & Mining companies included in the Dow Jones Emerging Markets Metals & Mining Titans Index and generally expects to be

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substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Metals & Mining companies as companies that are included in the Dow Jones Emerging Markets Metals & Mining Titans Index at the time of purchase and generally includes companies involved in the extraction and basic processing of basic resources (other than oil and gas), such as coal, metal ore (including the production of basic aluminum, iron and steel products), precious metals and gemstones. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

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Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund

Exchange Trading Symbol: ECG Cusip Number: 268461308

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Consumer Goods Titans Index. The Dow Jones Emerging Markets Consumer Goods Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Consumer Goods sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Goods companies included in the Dow Jones Emerging Markets Consumer Goods Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Goods companies as companies that are included in the Dow Jones Emerging Markets Consumer Goods Titans Index at the time of purchase and generally includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; and tobacco. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund

Exchange Trading Symbol: ECN Cusip Number: 268461407

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Consumer Services Titans Index. The Dow Jones Emerging Markets Consumer Services Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Consumer Services sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Services companies included in the Dow Jones Emerging Markets Consumer Services Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Services companies as companies that are included in the Dow Jones Emerging Markets Consumer Services Titans Index at the time of purchase and generally includes companies whose businesses involve: food and drug retail; general retail; media; and travel and leisure. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

Exchange Trading Symbol: EEO Cusip Number: 268461860

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The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Oil and Gas Titans Index. The Dow Jones Emerging Markets Oil and Gas Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Oil and Gas sector of the global economy, which also includes alternative energy sources other than oil and gas.

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Under normal circumstances, the Fund will invest at least 80% of its net assets in Energy companies included in the Dow Jones Emerging Markets Oil and Gas Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Energy companies as companies that are included in the Dow Jones Emerging Markets Oil and Gas Titans Index at the time of purchase and generally includes companies whose businesses involve: oil and gas production; oil equipment, services and distribution; and alternative energy. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

Exchange Trading Symbol: EFN Cusip Number: 268461506

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Financials Titans Index. The Dow Jones Emerging Markets Financials Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Financials sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the Dow Jones Emerging Markets Financials Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the Dow Jones Emerging Markets Financials Titans Index at the time of purchase and generally includes companies whose businesses involve: banking; insurance; real estate; and financial services. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund

Exchange Trading Symbol: EHK Cusip Number: 268461605

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Health Care Titans Index. The Dow Jones Emerging Markets Health Care Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Health Care sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Health Care companies included in the Dow Jones Emerging Markets Health Care Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Health Care companies as companies that are included in the Dow Jones Emerging Markets Health Care Titans Index at the time of purchase and generally includes companies whose businesses involve: health care equipment and services; pharmaceuticals; and biotechnology. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund

Exchange Trading Symbol: EID Cusip Number: 268461704

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Industrials Titans Index. The Dow Jones Emerging Markets Industrials Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Industrials sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Industrials companies included in the Dow Jones Emerging Markets Industrials Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Industrials companies as companies that are included in the Dow Jones Emerging Markets Industrials Titans Index at the time of purchase and generally includes companies whose businesses involve: construction and materials; aerospace and defense; general industry; electronic and electrical equipment; industrial engineering; industrial transportation; and support services. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund

Exchange Trading Symbol: ETX Cusip Number: 268461803

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Technology Titans Index. The Dow Jones Emerging Markets Technology Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Technology sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Technology companies included in the Dow Jones Emerging Markets Technology Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Technology companies as companies that are included in the Dow Jones Emerging Markets Technology Titans Index at the time of purchase and generally includes companies whose businesses involve: software and computer services; and technology hardware and equipment. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

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Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund

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Exchange Trading Symbol: ETS Cusip Number: 268461886

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Telecommunications Titans Index. The Dow Jones Emerging Markets Telecommunications Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Telecommunications sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Telecommunications companies included in the Dow Jones Emerging Markets Telecommunications Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Telecommunications companies as companies that are included in the Dow Jones Emerging Markets Telecommunications Titans Index at the time of purchase and generally includes companies whose businesses involve fixed-line and mobile telecommunications. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

Exchange Trading Symbol: EUT Cusip Number: 268461878

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Utilities Titans Index. The Dow Jones Emerging Markets Utilities Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Utilities sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Utilities companies included in the Dow Jones Emerging Markets Utilities Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Utilities companies as companies that are included in the Dow Jones Emerging Markets Utilities Titans Index at the time of purchase and generally includes companies whose businesses involve provision of: electricity; gas; water; or in several services (multi-utilities). The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

PRINCIPAL RISK FACTORS

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Like all investments, investing in the Funds entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in a Fund. A Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. A Fund’s response to these developments will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because each Fund’s Shares are traded on the Exchange, the market price of a Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of each Fund’s Shares may be more or less than the Fund’s IIV or NAV at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

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The factors most likely to have a significant impact on each Fund’s portfolio are called “principal risks,” and are described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. Each Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Funds.

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Equity Securities Risk (all Funds) Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by a Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in a Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

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Depositary Receipts Risk (all Funds) Each Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

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Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

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The Funds will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Funds’ corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index. See “Non-Correlation Risk” below.

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Market Trading Risks (all Funds) There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Funds will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

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Liquidity Risk (all Funds) In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent a Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its Underlying Index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

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Redemption Risk (all Funds) The Funds intend to rely on an exemptive order issued by the SEC to the Adviser that will permit the Funds to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of Emerging Markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund and does not apply to investors who will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers.

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Lack of Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if a Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

Shares of the Funds May Trade at Prices Other Than NAV (all Funds) It is expected that the Shares of each Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of a Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

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Non-Correlation Risk (all Funds) A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation between the return of a Fund and its Underlying Index may occur if the closing prices of ADRs or GDRs held by a Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

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Non-Diversification Risk (all Funds) Each Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

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Foreign Currency Risk (all Funds) Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

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Foreign Investment Risk (all Funds) Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by a Fund as described under Foreign Currency Risk above.

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Emerging Markets Risk (all Funds) Investments in Emerging Market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These Emerging Market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

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Small- and Mid-Cap Company Investment Risk (all Funds) Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

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Portfolio Turnover Risk (all Funds) Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

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Concentration Risk (all Funds except the Titans Composite Index Fund) A Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

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Basic Materials Risk (Basic Materials Titans Index Fund) Issuers in the Basic Materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the Basic Materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

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Metals & Mining Risk (Metals & Mining Titans Index Fund) Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various basic resources. In addition, some companies may be subject to the risks generally associated with extraction of basic resources, such as the risks of mining, and the risks of the hazards associated with metals and mining, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of metals and mining may be affected by action and changes in governments.

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Consumer Goods Risk (Consumer Goods Titans Index Fund) The Consumer Goods sector may be strongly affected by fads, marketing campaigns and other economic or social factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies represented in the Underlying Index. In addition, tobacco companies in the Consumer Goods sector may be adversely affected by new laws, regulation and litigation.

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Consumer Services Risk (Consumer Services Titans Index Fund) The success of consumer service suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition and consumer confidence. The consumer services sector depends heavily on disposable household income and consumer spending. Companies in the consumer services sector may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer service companies.

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Energy Risk (Energy Titans Index Fund) The profitability of companies in the Oil and Gas sector (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending. Companies in the Oil and Gas sector may be adversely affected by natural disasters or other catastrophes, and may be at risk for environmental damage claims. Companies in the Oil and Gas sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (i.e., expropriation, nationalization, confiscation of assets and coups, social unrest, violence or labor unrest). The Fund will have significant investments in companies located in emerging market countries, which may heighten these risks.

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Financials Risk (Financials Titans Index Fund) Companies in the Financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The Financials sector is exposed to risks that may impact the value of investments in the Financials sector more severely than investments outside this sector, including operating with substantial financial leverage. The Financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to decline in value.

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Health Care Risk (Health Care Titans Index Fund) The profitability of companies in the Health Care sector may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the Health Care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly. Companies in the Health Care sector may be thinly capitalized and may be susceptible to product obsolescence.

Industrials Risk (Industrials Titans Index Fund) The stock prices of companies in the Industrials sector are affected by supply and demand both for their specific product or service and for Industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the Industrials sector. Companies in the Industrials sector may be adversely affected by environmental damages and product liability claims.

Technology Risk (Technology Titans Index Fund) Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the global Technology industry as a whole.

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Telecommunication Risk (Telecom Titans Index Fund) The global Telecommunications market is characterized by increasing competition and government regulation. Companies in the Telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

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Utilities Risk (Utilities Titans Index Fund) Companies in the Utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers. The value of regulated utility equity securities may have an inverse relationship to the movement of interest rates. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures, making the price of their equity securities more volatile.

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PERFORMANCE

There is no performance information presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

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The following table describes the fees and expenses you may pay if you buy and hold Shares of the Funds.(1) The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

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		Basic			Consumer
	Composite	Materials	Metals &	Consumer	Services	Energy
	Fund	Fund	Mining Fund Goods Fund		Fund	Fund
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Sub-Advisory Fees	0.75%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses (3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.10%	1.20%	1.20%	1.20%	1.20%	1.20%
Less Sub-Advisory Fee Waiver/Expense	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Reimbursement (4)
Net Annual Fund Operating Expenses	0.75%	0.85%	0.85%	0.85%	0.85%	0.85%

	Financials Health Care Industrials			Technology	Telecom	Utilities
	Fund	Fund	Fund	Fund	Fund	Fund
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Sub-Advisory Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses (3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Less Management Fee Waiver/Expense	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Reimbursement (4)
Net Annual Fund Operating Expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
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The following example is intended to help retail investors compare the cost of investing in each Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in a Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that a Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell Shares of a Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years
Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$77	$316
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Financial Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund	$87	$347
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	$87	$347
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(1) In addition to a Fund’s Annual Fund Operating Expenses, institutional investors that purchase or redeem a Creation Unit directly with a Fund will be subject to a fixed transaction fee, ranging from $1,500 up to $7,000, depending on the Fund, for non-custom orders. An additional charge of up to four times the standard transaction fee may be imposed to the extent that cash is offered or received in lieu of securities to purchase Creation Units. These transaction fees apply to purchases and redemptions of Creation Units only. See “Creation and Redemption of Creation Units” below. These fees would not apply to Shares that are purchased and sold on the Exchange, although customary brokerage fees may apply.

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(2) The Trust has adopted a Distribution and Service Plan pursuant to which each Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

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(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.
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ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by a Fund.

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Depositary Receipts. Depositary Receipts include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

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  ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to U.S. issuers.
  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
  If a Fund invests in Depositary Receipts, it will generally use the closing price of the Depositary Receipt for purposes of calculating its daily NAV. To the extent that the Fund’s Underlying Index uses the closing price of the Depositary Receipt’s underlying foreign security instead of the Depositary Receipt for calculating the daily Underlying Index value, the Fund may experience increased tracking error.
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Money Market Instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

Repurchase Agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

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Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

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U.S. Government Securities. U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities. A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

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The Funds participate in a securities lending program under which the Funds’ are authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Funds’ securities lending agent receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

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Futures. Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

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When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Adviser, EGA, Esposito Partners or a Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

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SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

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A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

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A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

INFORMATION ABOUT THE INDEX LICENSOR

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“Dow Jones”, and “Titans” are service marks of Dow Jones Indexes and have been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones Indexes. Dow Jones Indexes makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Dow Jones Indexes’ only relationship to EGA is the licensing of certain trademarks, trade names and service marks of Dow Jones Indexes and of the Underlying Indices, which are determined, composed and calculated by Dow Jones Indexes without regard to EGA or the Funds. Dow Jones Indexes has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. Dow Jones Indexes is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. Dow Jones Indexes has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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Dow Jones Indexes does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and Dow Jones Indexes shall have no liability for any errors, omissions, or interruptions therein. Dow Jones Indexes makes no warranty, express or implied, as to results to be obtained by EGA, shareholders of the Funds, or any other person or entity from the use of the Underlying Indices or any data included therein. Dow Jones Indexes makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones Indexes have any liability for any lost profits or indirect, punitive,

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special or consequential damages or losses, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones Indexes and EGA.

CREATION AND REDEMPTION OF CREATION UNITS

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Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a DTC participant that has executed a Participant Agreement with the Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”). Because Creation Units likely will cost millions of dollars, it is expected that only institutional investors will purchase and redeem Shares directly with an issuing Fund.

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Retail investors may acquire Shares on the secondary market (i.e., not from the issuing Fund) through a broker. Shares of each Fund are listed on the Exchange and are publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of a Fund on the secondary market, you must do so through your broker. When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the secondary market. In addition, because secondary market transactions occur at market prices, you may pay more or less than NAV when you buy or sell those Shares.

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The Funds impose no restrictions on the frequency of purchases and redemptions of Shares directly with the Funds. In establishing this policy, the Board of Trustees noted that the Funds are expected to be attractive to arbitrageurs (whose trading activity will help ensure that Shares trade at or close to NAV) as well as active institutional and retail investors interested in buying and selling equity market basket index securities on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV in Creation Units plus applicable transaction fees and each Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that the risks of frequent trading were less than in the case of a traditional mutual fund.

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Nevertheless, to the extent that purchases and redemptions of Shares directly with the Funds are effected in cash rather than through a contribution or redemption of portfolio securities, frequent purchases and redemptions of Shares could increase the rate of portfolio turnover. A high ratio of portfolio turnover may negatively impact a Fund’s performance by increasing transaction costs. In addition, large movements of cash into or out of a Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.

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Pricing Fund Shares

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The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

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The Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

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The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading ("Business Day"). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

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Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

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Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

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The Funds may employ fair value pricing in situations where trading in securities on foreign securities exchanges and over-the-counter markets is completed before the close of business on a Business Day. In addition, fair valuation may be necessary where there is no securities trading in a particular country or countries on a Business Day. Moreover, a Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

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Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

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The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by Dow Jones Indexes may adversely affect a Fund’s ability to track its Underlying Index.

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Creation Units

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Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the Distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units by these investors (“Authorized Participants”). For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

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How to Buy Shares

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.” For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds’ custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash in lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

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Orders must be placed in proper form by or through a DTC participant that is an Authorized Participant. All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by

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the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV. As further described in the SAI, custom orders will not be accepted by Distributor later than one hour prior to Closing Time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

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The price for each Creation Unit will equal the daily NAV times the number of Shares in a Creation Unit plus the fees described below and, if applicable, any transfer taxes. The approximate value of a Creation Unit as of the date of the Prospectus was $2,000,000.

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A fixed creation transaction fee per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See “Creation and Redemption of Creation Unit Aggregations” in the SAI. The Creation Transaction Fee schedule for each Fund is described in the following table:

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		Basic			Consumer
	Composite	Materials	Metals &	Consumer	Services	Energy
	Fund	Fund	Mining Fund Goods Fund		Fund	Fund
Creation Transaction Fee
Standard Transaction Fee	$7,000	$1,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	up to	up to	up to	up to	up to	up to
	$28,000	$6,000	$10,000	$10,000	$10,000	$10,000

	Financials Health Care		Industrials	Technology	Telecom	Utilities Fund
	Fund	Fund	Fund	Fund	Fund
Creation Transaction Fee
Standard Transaction Fee	$2,000	$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	up to	up to	up to	up to	up to	up to
	$8,000	$10,000	$10,000	$10,000	$10,000	$10,000
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Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust. See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

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Legal Restrictions on Transactions in Certain Stocks

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An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at each Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

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Redemption of Shares

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Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE is open for business. The Funds’ custodian makes available immediately prior to the opening of business each day of the NYSE, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund’s portfolio securities (“Fund Securities”) that will be applicable that day to redemption requests in proper form. Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Fund

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equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the SAI. An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. As further described in the SAI, custom orders will not be accepted by the transfer agent later than 1 hour prior to the close of regular trading on the NYSE (i.e., for a normal close at 4:00 p.m. Eastern time, not after 3:00 p.m. Eastern time).

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A fixed redemption transaction fee per transaction (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Fund to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A Fund may, in its discretion, reject a shareholder request for a cash redemption in lieu of securities. See “Creation and Redemption of Creation Unit Aggregations” in the SAI. The Redemption Transaction Fee schedule for each Fund is described in the following table:

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		Basic			Consumer
	Composite	Materials	Metals &	Consumer	Services	Energy
	Fund	Fund	Mining Fund Goods Fund		Fund	Fund
Redemption Transaction Fee
Standard Redemption Fee	$7,000	$1,500	$2,500	$2,500	$2,500	$2,500
Maximum Redemption Fee	up to	up to	up to	up to	up to	up to
	$28,000	$6,000	$10,000	$10,000	$10,000	$10,000

	Financials Health Care		Industrials	Technology	Telecom	Utilities Fund
	Fund	Fund	Fund	Fund	Fund
Redemption Transaction Fee
Standard Redemption Fee	$2,000	$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Redemption Fee	up to	up to	up to	up to	up to	up to
	$8,000	$10,000	$10,000	$10,000	$10,000	$10,000
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DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

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  Your Fund makes distributions,
  You sell your Shares listed on the Exchange, and
  You purchase or redeem Creation Units.
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Dividends & Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Each Fund will also declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

OTHER INFORMATION

Distribution Plan

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount Information

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The Funds anticipate that there is likely to be differences between the daily market price on secondary markets for Shares and the Funds’ NAV. NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described above. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

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Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

MANAGEMENT OF THE TRUST

Board of Trustees and Officers

The Board of Trustees of the Trust is responsible for the general supervision of all of the Funds. The officers of the Trust are responsible for the day-to-day operations of the Funds.

The Investment Adviser and Sub-Advisers

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The Adviser acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). The Adviser is a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. As of December 31, 2008, ALPS entities have provided supervisory, management, servicing or distribution services on approximately $240 billion in assets through closed-

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end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

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EGA serves as a sub-adviser to all of the Funds and provides investment advice and management services to the Funds. EGA is a Delaware limited liability company with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450. EGA supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring each Fund’s adherence to its investment mandate. For its investment advisory services, EGA is entitled to receive fees equal to 0.75% of the average daily net assets of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund and 0.85% of the average daily net assets of each of the other Funds.

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Esposito Partners, a Delaware limited liability company, serves as a sub-adviser to all of the Funds and provides portfolio trading and index tracking services to the Funds under the supervision of EGA and the Adviser. Esposito Partners is an investment management firm specializing in sub-advisory services to exchange-traded funds. Its principal offices are located at 300 Crescent Court, Suite 650, Dallas, Texas 75201. As of December 31, 2008, Esposito had assets of approximately $30 million under management. Esposito Partners is compensated for its services from the management fees paid to EGA by the Trust.

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EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine) from exceeding 0.85% of average daily net assets (0.75% for the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund. Under this fee waiver and expense assumption agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided and such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed. EGA, from its own resources, including profits from sub-advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

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Subject to the fee waiver and expense assumption agreement, each Fund is responsible for all of its expenses, including: the investment advisory fees and sub-advisory fees (except for sub-advisory fees to Esposito Partners, which are paid by EGA as described above); costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; distribution fees or expenses; and extraordinary expenses (including merger-related expenses, if any).

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The basis for the Board of Trustees’ approval of the Advisory Agreement and sub-advisory agreements will be available in the Trust’s initial report to shareholders.

Portfolio Management

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Richard C. Kang serves as the lead portfolio manager for each Fund and is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund's Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that Underlying Index reconstitutions are properly implemented in each corresponding Fund’s portfolio. Mr. Kang is the Chief Investment Officer of EGA and joined EGA in October 2008. Prior to that Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

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Esposito Partners conducts portfolio trading and index tracking for each Fund and directs the purchase and sale of each Fund’s investment securities under the supervision of EGA. Esposito Partners utilizes a team of investment professionals acting together to manage the assets of the Funds. The three members of the Esposito Partners team

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with the responsibility for the day-to-day management of the Funds’ portfolios are William D. Martin, Marcus Talbert, and Benjamin Deweese. Each of these portfolio managers has been with Esposito for one year. Prior to joining the firm Mr. Martin was with UBS for six months. Prior to UBS, Mr. Martin spent three years with Southwest Securities and two years with Stanford Group. Mr. Talbert, prior to joining the firm, was a portfolio manager at Broadway Investment Group for two years and with USAA for two years. Mr. Deweese was with the Bank of America for five years prior to joining Esposito.

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Each Esposito portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each portfolio manager is authorized to make investment decisions for all portfolios managed by the team. Each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes.

The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares in the Funds.

THE DOW JONES EMERGING MARKETS TITANS INDICES

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The Underlying Indices are modified market capitalization weighted indices comprised of emerging markets companies that are traded on U.S. and foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms engaged in the metals and mining industry and in each of the 10 industrial sectors defined by Industry Classification Benchmark (ICB) system developed by Dow Jones Indexes across the developing world. Each Index is rebalanced annually. Dow Jones Indexes serves as the calculation agent for each Index. The value of each Index will be disseminated every 15 seconds over the Consolidated Tape Association’s Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. (Eastern time) under the following tickers:

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Ticker

Dow Jones Emerging Markets Composite Titans 100 Index
Dow Jones Emerging Markets Basic Materials Titans Index
Dow Jones Emerging Markets Metals & Mining Titans Index
Dow Jones Emerging Markets Consumer Goods Titans Index
Dow Jones Emerging Markets Consumer Services Titans Index
Dow Jones Emerging Markets Oil and Gas Titans Index
Dow Jones Emerging Markets Financials Titans Index
Dow Jones Emerging Markets Health Care Titans Index
Dow Jones Emerging Markets Industrials Titans Index
Dow Jones Emerging Markets Technology Titans Index
Dow Jones Emerging Markets Telecom Titans Index
Dow Jones Emerging Markets Utilities Titans Index

DJEEG DJEBM DJEMT DJECG DJECN DJEEO DJEFN DJEHK DJEID DLETX DJETS DJEUT
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Eligibility Criteria for Index Components

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The index universe for the Underlying Indices is defined as all stocks in the DJW Emerging Markets Index, which is part of the Dow Jones Wilshire Global Index family. The current list of emerging market countries in the index is published in the Dow Jones Wilshire Global Index family rulebook, available for download at www.djindexes.com. Countries are categorized as emerging markets countries for purposes of stock selection based on the stocks’ International Monetary Fund (“IMF”) classifications. Dow Jones Indexes conducts a three-part test to determine a company’s country assignment based on the company’s headquarters, domicile and primary market listing. As the DJW Emerging Markets Index universe of countries expands to include more nations, the Funds expect Dow Jones Indexes to include issues from those nations in the index. Constituent countries must have at least US $90 billion in economic output on a purchasing power parity basis as described by research conducted by the World Bank.

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Companies domiciled in developed markets that derive a highly meaningful fraction of their revenue from economic activity in an emerging market may be considered an “emerging market” company for the purposes of index selection. Ultimately, selection is at the discretion of the index manager.

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The index universe for issues is defined as all stocks in the DJW Emerging Markets Index, subject to the following two exceptions: (i) eligible components for Russia include ADRs and GDRs; and (ii) the Underlying Indices exclude local China shares that trade in Shanghai and Shenzhen. Only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible. Each Underlying Index will include issues that are tied economically to at least three different countries.

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Criteria For Inclusion

To be included in an Underlying Index, index components must meet the following criteria each Determination Date:

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  Market capitalization is at least $ 150 million.
  A minimum Average Daily Traded Volume (ADTV) of at least $1,000,000 for the prior three months.
  Traded on a public exchange.
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Dow Jones Indexes may at any time, and from time to time, change the number of issues comprising an Underlying Index by adding or deleting one or more components or sectors, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if, in the discretion of Dow Jones Indexes, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

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Calculation Methodology

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Component securities are initially selected by market capitalization within their respective sector. Each sector is assigned an aggregate weight within the index. Sector weightings are initially determined by Dow Jones Indexes and are reviewed every twelve months in conjunction with the scheduled annual review of the composite index. Within each sector, the component weightings cannot exceed ten percent (10%) at initial constitution.

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Stock Selection

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Dow Jones Indexes creates a selection list for each Underlying Index that is comprised of the top 60 companies by float-adjusted market capitalization in each representative industrial sector or sub-sector (the “Selection List”). If an existing index component does not qualify for the Selection List, it will be replaced at the next annual review by the next highest-ranked non-component.

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Component securities lists for each Underlying Index are then established by a process that ranks companies by float-adjusted market capitalization, revenue and net profit (the “Securities List”). For each company, a final rank is then calculated by weighting the float-adjusted market capitalization rank at 60%, the revenue rank at 20% and the net profit rank at 20%.

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For each Underlying Index, with the exception of the Dow Jones Emerging Markets Composite Titans 100 Index, the top 30 companies by final rank within an Index’s respective industrial sector or sub-sector are selected as index components, subject to the following buffers: (i) if a non-component security is among the top 20 securities on the Selection List, it replaces the lowest-ranked security from the Securities List; and (ii) if a component security is not among the top 40 securities on the Selection List, it is replaced by the highest-ranked non-component on the Selection List.

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For the Dow Jones Emerging Markets Composite Titans 100 Index, the top 10 companies by final rank in each of the Underlying Indices representing sectors, excluding the Dow Jones Emerging Markets Metals & Mining Titans Index, are selected as index components.

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Annual Updates to the Index

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The composition of each Underlying Index is reviewed annually, in June. Float factors, shares and weights are updated quarterly at the close of the third Friday in March, June, September and December. Each Underlying Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, delistings or bankruptcies.

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The component weights will be determined and announced at the close of trading two days prior to the Rebalance Date. Each Underlying Index’s components are determined five days prior to the Rebalance Date.

Maintenance of the Index

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In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. Dow Jones Indexes may substitute components or change the number of issues included in the index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations. In the event of component or share weight changes to an Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization, or other corporate actions affecting a component of the Underlying Index, the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of these non-market forces.

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Dissemination of Index Information

Whenever practical, Dow Jones Indexes will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective - either via www.djindexes.com, via broadcast email, or press release.

PORTFOLIO HOLDINGS INFORMATION

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A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

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OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds' distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

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ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides the Trust with an Anti-Money Laundering Officer, Principal Financial Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

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Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. Briggs, Bunting & Dougherty, LLP audits the Funds’ financial statements and performs other related audit services.

If you want more information about the Funds,thefollowing documents are available free uponrequest:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. As of the date of this prospectus, annual and semiannual reports are not yet available because the Funds have not commenced operations.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considereda part of this prospectus).

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You may obtain free copies of the Funds’ annual and semi-annual reportsand the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI,at the Public Reference Room ofthe Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports andother information about the Funds:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or
  Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global Shares Trust

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Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

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Prospectus

May 7, 2009

EGA Emerging Global Shares Trust Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

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May 7, 2009

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EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in twelve separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”). Each Fund has its own investment objective. The twelve Funds are:

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     Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

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ALPS Advisors, Inc. (the “Adviser”) serves as the investment adviser to each Fund. Emerging Global Advisors, LLC (“EGA”) and Esposito Partners, LLC (“Esposito Partners”) serve as sub-advisers to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

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This Statement of Additional Information (“SAI”) is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated May 7, 2009. A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

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Not FDIC Insured. May lose value. No bank guarantee.

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INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS	15
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	19
ADDITIONAL INFORMATION CONCERNING SHARES	20
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS	22
TAXES	31
DETERMINATION OF NET ASSET VALUE	39
DIVIDENDS AND DISTRIBUTIONS	39
FINANCIAL STATEMENTS	39
APPENDIX A	A-1
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GENERAL INFORMATION ABOUT THE TRUST

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The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of twelve separate non-diversified series, representing separate portfolios of investments: Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund.

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The Funds are exchange traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

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The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

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EXCHANGE LISTING AND TRADING

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There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

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As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (v) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (vi) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

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The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

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INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

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The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

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In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of Emerging Markets companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging markets countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Risks Related to Emerging Markets Investments

Each Fund will, to a great extent, be investing in securities issued by emerging markets issuers. In general, the risks related to investments in foreign securities discussed above are even greater for investments in emerging markets securities, and emerging markets present additional risks as well. These risks could affect the economies, industries, securities and currency markets of emerging markets countries, and thus the value of a Fund’s NAV. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging markets countries may be subject to other significant risks, including:

  emerging markets countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
  Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging markets country; or capital and currency controls.
  The small current size of the markets for emerging markets securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
  Foreign taxation.
  The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
  The absence, until recently in many developing countries, of a capital market structure or market- oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
  The possibility that recent favorable economic developments in some emerging markets countries may be slowed or reversed by unanticipated political or social events in those countries.
  The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging markets countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging markets countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging markets countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

Each Fund may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the underlying indices. For purposes of each such investment policy, “assets” includes a Fund’s net assets, plus the amount of any borrowings for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board of Trustees of the Trust (the “Board”) has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Tracking and Correlation

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The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

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Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

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(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
(3)	Make loans if, as a result, more than 33S% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.
This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
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(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.
(5)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.
(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.
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MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Independent Trustees

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s)	Overseen	Held by
Name and Age	Trust	Served	During Past 5 Years	by Trustee	Trustee

Robert Willens	Trustee	Since	Robert Willens, LLC	12	Daxor Corp.
Age: 62		2009	(tax consulting),		(Medical
			President, since		Products and
			January, 2008;		Biotechnology),
			Lehman Brothers, Inc.,		since 2004.
Managing Director,
Equity Research
Department, January
2004 to January 2008.

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Ron Safir	Trustee	Since	Retired, since 2008;	12	None
Age: 57		2009	UBS Wealth
			Management, Chief
			Administrative
			Officer, February 1971
			to December 2008.

Jeffrey D. Haroldson	Trustee	Since	HDG Mansur Capital	12	None
Age: 51		2009	Group, LLC, President
			and Chief Operating
			Officer, since 2004;
			HSBC Securities
			(USA), Inc., Executive
			Managing Director,
			Head of Investment
			and Merchant
			Banking, 2000 to
			2003.

Interested Trustees

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Robert C. Holderith(3)	Trustee and	Since	Emerging Global	12	None
Age: 48	President	2008	Advisors, LLC,
			Managing Member and
			Chief Executive
			Officer, since
			September 2008;
			ProFund Advisors,
			Managing Director,
			Institutional Sales &
			Investment Analytics,
			June 2006 to August
			2008; UBS Financial
			Services, Inc., Director,
			January 2000 to May
			2006.
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		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

James J. Valenti(3)	Trustee and	Since	Emerging Global	12	None
Age: 61	Secretary	2008	Advisors, LLC,
Member and Chief
Administrative Officer,
since September 2008;
Private Investor and
Independent
Consultant, June 2007
to September 2008;
Senior Loan
Consultant, Bridgepoint
Mortgage Company,
June 2006 to June
2007; Mercedes Benz,
North America, Sales
Representative,
November 2000 to June
2006.

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of twelve Funds.
(3)	Mr. Holderith and Mr. Valenti are considered to be “interested persons” of the Trust as defined in the 1940 Act, due to their relationship with EGA, the Funds’ sub-adviser.

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Officers

The officers of the Trust not named above are:

Term of
Office(1)
	Position(s)	and
Name and	Held with	of Time
Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Thomas A. Carter	Treasurer	Since	ALPS Fund Services, Inc., Director, since October 2005;
ALPS Fund Services, Inc.		2009	ALPS Advisors, Inc., President and Director, since September 2008;
1290 Broadway			ALPS Distributors, Inc., President and Director, since September 2008;
Suite 1100			FTAM Funds Distributor, Inc., President and Director, since September 2008;
Denver, CO 80203			ALPS Holdings, Inc., Director, since October 2005;
Age: 42			and ALPS ETF Trust, President and Trustee, since March 2008.

Michael T. Akins	Chief	Since	ALPS ETF Trust, Chief Compliance Officer, since
ALPS Fund Services, Inc.	Compliance	2009	March 2008; ALPS Variable Insurance Trust, Chief
1290 Broadway	Officer		Compliance Officer, since April 2008; Clough Global
Suite 1100			Funds, Chief Compliance Officer, since September
Denver, CO 80203			2006; ALPS Fund Services, Deputy Compliance Officer,
Age: 32			since April 2006; Reaves Utility Income Fund, Chief
Compliance Officer, since June 2006; Financial
Investors Trust, Chief Compliance Officer, since June
2006; UMB Financial Corp., AVP and Compliance
Officer, July 2003 to March 2006.
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(1) Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

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As of December 31, 2008, the Independent Trustees did not own any securities issued by the Adviser, EGA, Esposito Partners, the Distributor, or any company controlling, controlled by, or under common control with the Adviser, EGA, Esposito Partners or the Distributor. As of December 31, 2008, none of the Trust’s Trustees or officers owned outstanding Shares of any of the Funds.

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Trustees’ Compensation
		Pension or	Total
	Annual	Retirement	Compensation
	Aggregate	Benefits Accrued	From the Trust and
	Compensation	As Part of Fund	Fund Complex
Name	From the Trust*	Expenses*	Paid to Trustees*
Independent Trustees
Robert Willens	$4,000	None	$4,000
Ron Safir	$4,000	None	$4,000
Jeffrey D. Haroldson	$4,000	None	$4,000
Interested Trustees
Robert C. Holderith, Trustee	None	None	None
James J. Valenti, Trustee	None	None	None

* These figures represent estimates for the Trust’s current fiscal year, which will end on March 31.

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA a $4,000 annual retainer fee. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Board Committees

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Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee did not meet during the period ended March 31, 2009.

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Nominating Committee. The Nominating Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation. The Nominating Committee did not meet during the period ended March 31, 2009.

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While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Control Persons and Principal Holders of Securities

As of the date of this SAI, the Funds had not commenced operations and the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

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Although the Trust does not have information concerning the beneficial ownership of Shares held in the names of Depository Trust Company (“DTC”) participants, as of April 27, 2009, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund that was operational as of that date is set forth in the table below:

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Fund Name	Percentage of Ownership

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450	100%
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Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control the Fund under the provisions of the 1940 Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
 AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

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The Adviser, a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the investment adviser to the Funds. The Adviser provides investment advisory services to each Fund pursuant to an Investment Advisory Agreement dated April 17, 2009, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

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Sub-Advisers

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EGA, a Delaware limited liability company located at 171 East Ridgewood Ave., Ridgewood, NJ 07450, serves as a sub-adviser to the Funds. Robert C. Holderith is the majority owner, Chief Executive Officer and Managing Member of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

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EGA provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated April 17, 2009, between the Trust and EGA (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, EGA supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring each Fund’s adherence to its investment mandate. Pursuant to the Sub-Advisory Agreement, each Fund pays EGA a fee equal to 0.75% of the average daily net assets of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund and 0.85% of the average daily net assets of each of the other Funds.

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EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine) from exceeding 0.85% of average daily net assets (0.75% for the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund. Under this fee waiver and expense assumption agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed.

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Esposito Partners, a Delaware limited liability company, serves as a sub-adviser to all of the Funds and provides portfolio trading and index trading services to the Funds under the supervision of EGA and the Adviser. Esposito Partners is an investment management firm specializing in sub-advisory practices for exchange-traded funds with its principal offices located at 300 Crescent Court, Suite 650, Dallas, Texas 75201. As of December 31, 2008, Esposito had assets of approximately $30 million under management. Esposito Partners is compensated for its services from the management fees paid to EGA by the Trust at an annual rate of 0.15% on the first $50 million of each Fund’s average daily net assets, 0.12% on each Fund’s average daily net assets between $50 million and $100 million, 0.10% on each Fund’s average daily net assets between $100 million and $500 million, 0.08% on each Fund’s average daily net assets between $500 million and $1 billion, and 0.06% on each Fund’s average daily net assets over $1 billion.

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Portfolio Managers

Compensation of Portfolio Managers and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. Mr. Kang does not manage any other accounts.

Each Esposito Partners portfolio manager receives fixed compensation, which is generally determined by employee performance. No compensation is directly related to the performance of the underlying assets and no stock options are granted. Any discretionary compensation paid to a portfolio manager is based on the determination of management to pay such compensation. Information regarding the other accounts managed by each Esposito Partners portfolio manager is set forth below:

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In addition to the Funds, William D. Martin also manages:
	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Registered Investment Companies	3	$ 30 million	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

In addition to the Funds, Marcus Talbert also manages:
	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Registered Investment Companies	3	$ 30 million	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

In addition to the Funds, Benjamin Deweese also manages:
	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Registered Investment Companies	3	$ 30 million	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
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Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its underlying index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

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Because Mssrs. Martin, Talbert and Deweese manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. However, Esposito Partners does not manage any other portfolios with similar investment strategies to the Funds. Accordingly, Esposito Partners does not believe that there are material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.

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Portfolio Managers’ Ownership of Shares of the Funds. As of March 31, 2009, none of the portfolio managers owned Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust. Because the Funds have not yet commenced operations, the Trust did not make any payments to BNY Mellon for administrative services during the fiscal year ended March 31, 2009.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement. As compensation for the foregoing services, AFS receives certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

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Each Fund bears all expenses of its operations other than those assumed by EGA or the Administrator. Fund expenses include: the investment advisory fee; the sub-advisory fee paid to EGA; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

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Rule 12b-1 Plan

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Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

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The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a

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majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

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Esposito Partners, under the supervision of EGA, has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to a sub-advisory agreement between Esposito Partners and EGA, Esposito Partners is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Esposito Partners relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and Esposito Partners does not currently participate in soft dollar transactions with respect to the Funds.

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Esposito Securities, LLC (“Esposito Securities”), an affiliate of Esposito Partners that is a member of FINRA and a broker-dealer registered under the 1934 Act, will act as broker to execute transactions for the Funds, subject to procedures set forth in Rule 17e-1 under the 1940 Act (the “Rule 17e-1 Procedures”) that are designed to ensure the fairness of such transactions and require quarterly reporting to the Board regarding such transactions. As a result, in order for Esposito Securities to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received must be reasonable and fair as compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow Esposito Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm’s length transaction of a like size and nature.
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If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients managed by Esposito Partners are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by Esposito Partners. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

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Portfolio Holding Disclosure Policies and Procedures

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The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is

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publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

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The Board has delegated to Esposito Partners the responsibility to vote proxies with respect to the portfolio securities held by the Funds. Esposito Partners has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how Esposito Partners voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for Esposito Partners are included as Appendix A to this SAI.

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Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, EGA, Esposito Partners and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, EGA, Esposito Partners or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and

(iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

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DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

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DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

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Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of

DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

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All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept custom orders received after 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Advisers, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

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The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

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		Basic			Consumer
	Composite	Materials	Metals &	Consumer	Services	Energy
	Fund	Fund	Mining Fund	Goods Fund	Fund	Fund
Creation Transaction Fee
Standard Transaction Fee	$7,000	$1,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	up to	up to	up to	up to	up to	up to
	$28,000	$6,000	$10,000	$10,000	$10,000	$10,000

Redemption Transaction Fee
Standard Transaction Fee	$7,000	$1,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	up to	up to	up to	up to	up to	up to
	$28,000	$6,000	$10,000	$10,000	$10,000	$10,000
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	Financials	Health Care	Industrials	Technology	Telecom	Utilities
	Fund	Fund	Fund	Fund	Fund	Fund
Creation Transaction Fee
Standard Transaction Fee	$2,000	$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	up to	up to	up to	up to	up to	up to
	$8,000	$10,000	$10,000	$10,000	$10,000	$10,000

Redemption Transaction Fee
Standard Transaction Fee	$2,000	$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	up to	up to	up to	up to	up to	up to
	$8,000	$10,000	$10,000	$10,000	$10,000	$10,000
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Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

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To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Adviser may change from time to time, of the value of the missing shares.

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The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

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The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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The dates in calendar year 2009 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

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Argentina				Bahrain
Jan. 1	Apr. 10	July 9	Dec. 8	Jan. 1	Mar. 9	Sep. 22
Mar. 24	May 1	Aug. 17	Dec. 24	Jan. 5	May 3	Nov. 29
Apr. 2	May 25	Oct. 12	Dec. 25	Jan. 6	Sep. 20	Dec. 16
Apr. 9	June 15	Nov. 6	Dec. 31	Mar. 8	Sep. 21	Dec. 17
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Brazil				Bulgaria
Jan. 1	Apr. 10	July 9	Nov. 20	Jan. 1	Mar. 14	May 4	Sep. 26
Feb. 23	Apr. 21	Sep. 7	Dec. 24	Jan. 2	Apr. 10	May 5	Dec. 24
Feb. 24	May 1	Oct. 12	Dec. 25	Jan. 10	Apr. 13	May 6	Dec. 25
Feb. 25	June 11	Nov. 2	Dec. 31	Mar. 2	Apr. 20	Sep. 21
				Mar. 3	May 1	Sep. 22

Chile				Colombia
Jan. 1	June 29	Dec. 8		Jan. 1	Apr. 10	June 29	Nov. 2
Apr. 10	July 16	Dec. 25		Jan. 7	May 1	July 20	Nov. 16
May 1	Sep. 18	Dec. 31		Jan. 12	May 25	Aug. 7	Dec. 8
May 21	Oct. 12			Mar. 23	June 15	Aug. 17	Dec. 25
				Apr. 9	June 22	Oct. 12

Czech Republic				Egypt
Jan. 1	July 6	Dec. 24		Jan. 7	July 23	Oct. 6
Apr. 13	Sep. 28	Dec. 25		Mar. 9	Sep. 20	Nov. 26
May 1	Oct. 28			Apr. 19	Sep. 21	Dec. 18
May 8	Nov. 17			Apr. 20	Sep. 22	Dec. 25

Estonia				Hong Kong
Jan. 1	May 1	Aug. 20		Jan. 1	Apr. 10	Jul 1
Feb. 24	May 21	Dec. 24		Jan. 26	Apr. 13	Oct. 1
Apr. 10	June 23	Dec. 25		Jan. 27	May 1	Oct. 26
Apr. 13	June 24	Dec. 31		Jan. 28	May 28	Dec. 25

Hungary				India
Jan. 1	Apr. 13	Aug. 21	Dec. 24	Jan. 8	Apr. 1	May 1	Oct. 19
Jan. 2	May 1	Aug. 29	Dec. 25	Jan. 26	Apr. 3	Aug. 19	Nov. 2
Jan. 10	June 1	Oct. 23		Feb. 23	Apr. 7	Sep. 21	Dec. 25
Mar. 28	Aug. 20	Dec. 19		Mar. 10	Apr. 10	Sep. 28
				Mar. 11	Apr. 14	Sep. 30
				Mar. 27	Apr. 30	Oct. 2

Indonesia				Jordan
Jan. 1	Apr. 9	Sep. 18	Dec. 18	Jan. 1	Sep. 20	Sep. 29
Jan. 2	Apr. 10	Sep. 21	Dec 24	Mar. 8	Sep. 21	Nov. 30
Jan. 26	May 21	Sep. 22	Dec 25	Mar. 9	Sep. 22	Dec. 01
Mar. 9	July 20	Sep. 23		May 25	Sep. 23	Dec. 17
Mar. 26	Aug. 17	Nov. 27

Kuwait				Latvia
Jan. 1	Mar. 9	Sep. 22	Dec. 1	Jan. 1	May 4	Nov. 18
Jan. 4	Mar. 12	Sep. 23		Apr. 10	May 21	Dec. 24
Feb. 25	July 20	Nov. 29		Apr. 13	June 23	Dec. 25
Feb. 26	Sep. 21	Nov. 30		May 1	June 24	Dec. 31

Lithuania				Malaysia
Jan. 1	May 1	Nov. 2		Jan. 1	Feb. 9	Sep. 21	Dec. 25
Feb. 16	June 24	Dec. 25		Jan. 26	Mar. 9	Sep. 22
Mar. 11	July 6	Dec. 28		Jan. 27	May 1	Nov. 27
Apr. 13	Aug. 17			Feb. 2	Aug. 31	Dec. 18


Malta				Mauritius
Jan. 1	Mar. 31	June 29	Dec. 25	Jan. 1	Mar. 12	Nov. 2
Jan. 2	Apr. 9	Sep. 8		Jan. 2	Mar. 27	Dec. 25
Feb. 10	Apr. 10	Sep. 21		Jan. 26	May 1
Mar. 19	May 1	Dec. 8		Feb. 23	Aug. 24

Mexico				Morocco
Jan. 1	Apr. 10	Dec. 25		Jan. 1	July 30	Sep. 21	Nov. 28
Feb. 02	May 1			Mar. 10	Aug. 14	Sep. 22	Nov. 29
Mar. 16	Sep. 16			Mar. 11	Aug. 20	Nov. 6
Apr. 9	Nov. 16			May 1	Aug. 21	Nov. 18

Oman				Pakistan
Jan. 1	July 23	Nov. 18	Dec. 1	Jan. 1	Mar. 11	Sep. 22	Dec. 2
Mar. 9	Sep. 20	Nov. 19	Dec. 10	Jan. 7	Mar. 23	Sep. 23	Dec. 25
Mar. 12	Sep. 21	Nov. 29		Jan. 8	May 1	Sep. 24	Dec. 26
July 20	Sep. 22	Nov. 30		Jan. 9	July 1	Nov. 9
				Feb. 5	Aug. 14	Nov. 30
				Mar. 10	Aug. 22	Dec. 1

Peru				Philippines
Jan. 1	May 1	Oct. 8		Jan. 1	May 1	Aug. 31	Dec. 25
Jan. 2	June 29	Dec. 8		Apr. 6	June 12	Nov. 2	Dec. 30
Apr. 9	July 28	Dec. 25		Apr. 9	Aug. 21	Nov. 30	Dec. 31
Apr. 10	July 29			Apr. 10	Aug. 24	Dec. 24

Poland				Qatar
Jan. 1	May 1	Dec. 25		Jan. 1	Dec. 1
Jan. 2	June 11			Sep. 20	Dec. 2
Apr. 10	Nov. 11			Sep. 21	Dec. 3
Apr. 13	Dec. 24			Sep. 22

Romania				Russia
Jan. 1	June 8			Jan. 1	Jan. 7	Feb. 23	June 12
Jan. 2	Dec. 1			Jan. 2	Jan. 8	Mar. 9	Nov. 4
Apr. 20	Dec. 25			Jan. 5	Jan. 9	May 1
May 1				Jan. 6	Jan. 11	May 11

Slovakia				Slovenia
Jan. 1	May 1	Nov. 17		Jan. 1	Apr. 27
Jan. 6	May 8	Dec. 24		Jan. 2	May 1
Apr. 10	Sep. 1	Dec. 25		Apr. 10	June 25
Apr. 13	Sep. 15			Apr. 13	Dec. 25

South Africa				Sri Lanka
Jan. 1	Apr. 22	June 16	Dec. 25	Jan. 1	Apr. 9	May 15	Dec. 1
Jan. 2	Apr. 27	Aug. 10		Jan. 14	Apr. 10	July 6	Dec. 25
Apr. 10	May 1	Sep. 24		Feb. 4	Apr. 13	Aug. 5	Dec. 31
Apr. 13	June 15	Dec. 16		Feb. 9	Apr. 14	Sep. 4
				Feb.23	May 1	Sep. 21
				Mar. 10	May 8	Nov. 2


Thailand				Turkey
Jan. 1	Apr. 14	July 1	Dec. 7	Jan. 1	Sep. 21	Nov. 26
Jan. 2	Apr. 15	July 6	Dec. 10	Apr. 23	Sep. 22	Nov. 27
Feb. 9	May 1	July 7	Dec. 31	May 1	Oct. 28	Nov. 30
Apr. 6	May 5	Aug. 12		May 19	Oct. 29
Apr. 13	May 8	Oct. 23

UAE			United States
Jan. 1	Sep. 20	Dec. 2	Jan. 1	Apr. 9	July 3	Nov. 11
Mar. 8	Sep. 21	Dec. 17	Jan. 19	Apr. 10	Sep. 7	Nov. 26
July 19	Nov. 26		Feb. 16	May 25	Oct. 12	Dec. 25

TAXES

Taxation of the Funds

Each Fund a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally will not be subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify for taxation as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements. As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).

Investment in Complex Securities. The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss. In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund. For example:

     Investment in futures and option contracts. A Fund is permitted to invest in certain options and futures contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles. A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Investment in taxable mortgage pools (excess inclusion income). The Funds may invest in U.S. real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

     Investments in securities of uncertain tax character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Taxation of Shareholders

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional Shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales of securities in anticipation of their removal from a Fund’s corresponding index or by reason of the application of certain tax rules such as those described above under the heading, “Investment in Futures and Option Contracts.” Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities. Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

     Pass-through of foreign tax credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

     PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individuals at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund Shares, include the day you sold your Shares but not the day you acquired these Shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation. Either none or only a nominal portion of the dividends paid by the Funds will be eligible for the corporate dividends-received deduction because the Funds invest primarily in foreign securities.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

     Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Other dividends. Income dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

     Effectively connected income. If you hold your Fund Shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund Shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

     U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

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The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

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In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

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Set forth below for each Fund, as applicable, are the Statement of Assets and Liabilities as of April 27, 2009, and the Report of Independent Registered Public Accounting Firm, dated April 27, 2009.

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EGA EMERGING GLOBAL SHARES TRUST

FINANCIAL STATEMENTS
 STATEMENT OF ASSETS AND LIABILITIES

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APRIL 27, 2009

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EMERGING
GLOBAL SHARES
DOW JONES
EMERGING MARKETS
TITANS
COMPOSITE
INDEX FUND
ASSETS:
Cash	$100,000
Receivable from Sub-Adviser	100,000
Total Assets	200,000
LIABILITIES:
Payable for Organization Costs	100,000
Total Liabilities	100,000
Net Assets	$100,000
COMPONENTS OF NET ASSETS:
Paid in Capital	$100,000
Net Assets	$100,000

Shares Issued and Outstanding:
Shares Outstanding (Unlimited shares authorized)	2,500

Net Asset Value (NAV) per Share	$40.00
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See accompanying notes to financial statements.

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EGA EMERGING GLOBAL SHARES TRUST

 STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 27, 2009

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EMERGING
GLOBAL SHARES
DOW JONES
EMERGING MARKETS
TITANS
COMPOSITE
INDEX FUND
INVESTMENT INCOME	$ -
EXPENSES:
Organization Costs	100,000
Less: Reimbursement of Organization Costs by Sub-Adviser	100,000
Net Expenses	$ -
Net Investment Income	$ -

The Fund was organized on September 12, 2008 and had no operations through April 27, 2009.

See accompanying notes to financial statements.
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EGA EMERGING GLOBAL SHARES TRUST
NOTES TO FINANCIAL STATEMENTS

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1. ORGANIZATION

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EGA Emerging Global Shares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust on September 12, 2008 that consists of separate exchange-traded funds (each a “Fund”). The following is a series of the Trust: Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund (the “Fund”). The Fund is a non-diversified exchange-traded fund. The Trust has had no operations to date other than matters relating to its organization and registration as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to Emerging Global Advisors, LLC (“EGA”) of 2,500 shares of beneficial interest (“Shares”) of the Fund at an aggregate purchase price of $100,000 on April 27, 2009. EGA owns 100% of the outstanding shares of the Fund.

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Shares of the Fund will be listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of Shares, typically at 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

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The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Composite Titans 100 Index.

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2. SIGNIFICANT ACCOUNTING POLICIES

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Use of Estimates and Indemnifications

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The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements. Actual results could differ from those estimates.

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In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

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Income Taxes

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The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

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Expenses

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All shareholders bear the common expenses of the Fund and earn income including realized gains/losses from the portfolio based on average daily net assets of the Fund.

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3. INVESTMENT ADVISORY AGREEMENT AND OTHER

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Investment Advisory Agreement

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The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with ALPS Advisors, Inc. (“ALPS” or the “Adviser”). The Adviser acts as the Fund’s investment adviser pursuant to an advisory

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EGA EMERGING GLOBAL SHARES TRUST
NOTES TO FINANCIAL STATEMENTS

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agreement with the Trust on behalf of the Fund. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

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Sub-Advisory Agreements

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Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to the Fund and provides investment advice and management services to the Fund. EGA supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. For its investment sub-advisory services, EGA receives an annual fee equal to 0.75% of the average daily net assets of the Fund, and 0.85% for each of the other Funds.

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Esposito Partners, LLC (“Esposito Partners”) serves as a sub-adviser to the Fund and provides portfolio trading and index tracking services to the Fund under the supervision of EGA and the Adviser. Esposito Partners is compensated for its services from the management fees paid to EGA by the Trust.

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Expense Limitation Agreement

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The Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses in excess of 0.75% of the annual average net assets to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses”. This agreement will remain in effect and will be contractually binding for at least one year from the initial registration statement. If Net Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

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Administrator, Custodian, Fund Accountant and Transfer Agent

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The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

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Service Providers

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ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement. As compensation for the foregoing services, AFS receives certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Fund.

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4. DISTRIBUTION AGREEMENT

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ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

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EGA EMERGING GLOBAL SHARES TRUST
 NOTES TO FINANCIAL STATEMENTS

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The Fund has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by the Fund under a Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

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6. ORGANIZATION COST

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Expenses incurred in organizing of the Trust and the Fund is approximately $100,000. The Trust and the Fund will reimburse EGA for organizational expenses paid on their behalf.

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7. CREATION AND REDEMPTION TRANSACTIONS

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The Fund issues and redeems Shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

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Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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To the Board of Trustees of EGA Emerging Global Shares Trust and the Shareholders of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund Ridgewood, New Jersey

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We have audited the accompanying statements of assets and liabilities and operations of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund (“the Fund”), a series of beneficial interest of EGA Emerging Global Shares Trust, as of April 27, 2009. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

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We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

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In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, a series of beneficial interest of EGA Emerging Global Shares Trust, as of April 27, 2009, in conformity with accounting principles generally accepted in the United States of America.

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BRIGGS, BUNTING & DOUGHERTY, LLP

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Philadelphia, Pennsylvania April 27, 2009

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APPENDIX A

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The Trust has delegated to Esposito Partners the authority and responsibility for voting proxies on the portfolio securities held by each Fund. Esposito Partners understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

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Esposito Partners PROXY VOTING POLICY August 2008

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Policy Objectives

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This Policy has been adopted by Esposito Partners, LLC (“ESPO”) to facilitate the voting of proxies relating to securities in what it perceives to be the best interests of persons for whom ESPO performs sub-advisory services and is authorized and required to vote or consider voting proxies.

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This Policy is intended by ESPO to constitute “written policies and procedures” as described in Rule 206(4)—6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). This Policy is intended by ESPO to constitute proxy voting policies and procedures referred to in Item 13 of Form N-1A adopted under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

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Voting Objectives

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This Policy defines procedures for voting securities in each Account managed by ESPO, for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this Policy is to seek to enhance the value of the security, or to reduce potential for a decline in the security’s value. This Policy does not prescribe voting requirements or specific voting considerations. Instead, this Policy provides procedures for assembling voting information and applying the informed expertise and judgment of ESPO’s personnel on a timely basis in pursuit of the above stated voting objectives.

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A further element of this Policy is that while voting on all issues presented should be considered, voting on all issues is not required by this Policy unless specifically directed or required by a Client. Some issues presented for a vote of security holders may not be relevant to this Policy’s voting objectives, or it may not be reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, unless a Client requires ESPO to vote all proxies with respect to securities in an Account, ESPO may abstain from voting or decline a vote in those cases where there appears to be no relationship between the issue and the enhancement or preservation of an investment’s value.

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It is also important to the pursuit of the Policy’s voting objectives that ESPO be able to substitute its judgment in any specific situation for a presumption in this Policy where strict adherence to the presumption could reasonably be expected by ESPO, based upon the information then available, to be inconsistent with the objectives of this Policy. Accordingly, ESPO understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by the Investment Client or this Policy.

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Proxy Voting Coordinator

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The President shall appoint a Proxy Voting Coordinator (Currently the Portfolio Manager). The Proxy Voting Coordinator shall discharge the following functions in effectuating this Policy:

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(a) Collecting and assembling proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

(b) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by ESPO and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

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(c) Providing to appropriate portfolio managers any specific voting instructions from Investment Clients;

(d) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by ESPO);
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(e) Accumulating Voting Results as set forth in this Policy (which may be performed by proxy voting services or agents engaged by ESPO) and transmitting or arranging for the transmission of that information in accordance with “Communicating Votes,” below; and
 (f) Participating in the annual review of policy function as set forth in this Policy.

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The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of any one or more of these functions to one or more other individuals employed by ESPO. Any portion or all of any one or more of these functions may be performed by service providers engaged by ESPO.

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Assembling Voting Information

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The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. ESPO may engage service providers and other third parties to assemble this information, digest or abstract the information where necessary or desirable, and deliver it to the portfolio managers or others to evaluate proxy voting issues.

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Portfolio Managers

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The portfolio manager responsible for management of a specific Account is responsible for timely voting (or determining not to vote in appropriate cases) proxies relating to securities in the Account in accordance with this Policy. The President may exercise this authority in any instance. The portfolio manager or President may delegate voting responsibilities to one or more other portfolio managers or other individuals. Persons exercising voting authority under this paragraph are authorized to consider voting recommendations and other information and analysis from service providers (including proxy voting services) engaged by ESPO.

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Resolution of Conflicts of Interest

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In any case where a portfolio manager determines that a proxy vote involves an actual Conflict of Interest, and the proxy vote relates to the election of a director in an uncontested election or ratification of selection of independent accountants, the portfolio manager shall vote the proxy in accordance with the recommendation of any proxy voting service engaged by ESPO. If no such recommendation is available, or if the proxy vote involves any other matters, the portfolio manager shall immediately refer the vote to the Investment Client (or in the case of any Investment Company as to which ESPO is the sub-adviser and is authorized to vote proxies.) for direction on the voting of the proxy or consent to vote in accordance with the portfolio manager’s recommendation. In all cases where such a vote is referred to the Investment Client, ESPO shall disclose the Conflict of Interest to the Investment Client.

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Record of Voting Delegation

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The Proxy Voting Coordinator shall maintain a list of all Accounts, with a specification as to each Account whether or not ESPO is authorized to vote proxies respecting the Account’s portfolio securities. This may be done on an electronic system.

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Comment on Voting

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It is the Policy of ESPO not to comment on specific proxy votes with respect to securities in an Account in response to inquiries from persons who are not specifically authorized representatives as to the Account.

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Annual Review of Policy Function

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Pursuant to the review requirements of Rule 206(4)-7 under the Advisers Act and Rule 38a-1 under the Investment Company Act, the Chief Compliance Officer or Portfolio Manager shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

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(a) Review a sample of the record of voting delegation maintained by the Proxy Voting Coordinator against Voting Results to determine if ESPO is exercising its authority to vote proxies on portfolio securities held in the selected Accounts;
(b) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the period reviewed;
(c) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this Policy;
(d) Evaluate the performance of any proxy voting services or agents employed by ESPO, including whether

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 or not the service or agent maintains its independence with respect to companies the securities of which are the subject of voting recommendations, information or analysis from the service or agent; and
(e) Prepare written reports respecting the foregoing items to the President, the Trustees of Thornburg Investment Trust, and any Investment Company Clients for which such a report is required.

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EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 23. Exhibits. The following exhibits are attached, except as noted:

(a) Articles of Incorporation.

     (1) Amended and Restated Agreement and Declaration of Trust (April 17, 2009), is electronically filed herewith as Exhibit 99.a.1.

     (2) Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

     (b) By-Laws. By-Laws (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement.

(c) Instruments Defining Rights of Security Holders.

     (1) Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is electronically filed herewith as Exhibit 99.a.1.

     (2) By-Laws. Article II of the By-Laws (September 12, 2008), which are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(d) Investment Advisory Contracts.

     (1) Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc. is electronically filed herewith as Exhibit 99.d.1.

     (2) Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC is electronically filed herewith as Exhibit 99.d.2.

     (3) Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC is electronically filed herewith as Exhibit 99.d.3.

     (4) Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC is electronically filed herewith as Exhibit 99.d.4.

(e) Underwriting Contracts.

(1) Distribution Agreement between the Registrant and ALPS Distributors,

Inc. is electronically filed herewith as Exhibit 99.e.1.

(f) Bonus or Profit Sharing Contracts. Not applicable.

(g) Custodian Agreements.

     (1) Custody Agreement between the Registrant and The Bank of New York Mellon is electronically filed herewith as Exhibit 99.g.1.

(h) Other Material Contracts.

     (1) Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is electronically filed herewith as Exhibit 99.h.1.

     (2) Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is electronically filed herewith as Exhibit 99.h.2.

     (3) Form of Chief Compliance Officer Services Agreement between the Registrant and ALPS Fund Services, Inc. is electronically filed herewith as Exhibit 99.h.3.

     (4) Form of PFO Services Agreement between the Registrant and ALPS Fund Services, Inc. is electronically filed herewith as Exhibit 99.h.4.

     (i) Legal Opinion. Opinion and Consent of Counsel is electronically filed herewith as Exhibit 99.i.

     (j) Other Opinions. Consent of Independent Registered Public Accounting Firm is electronically filed herewith as Exhibit 99.j.

     (k) Omitted Financial Statements. Not applicable.

     (l) Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is is electronically filed herewith as Exhibit 99.l.

(m) Rule 12b-1 Plan.

(1) Plan under Rule 12b-1 is electronically filed herewith as Exhibit 99.m.1.

(n) Rule 18f-3 Plan. Not applicable.

(o) Reserved.

(p) Codes of Ethics.

     (1) Code of Ethics for Registrant is electronically filed herewith as Exhibit 99.p.1.

     (2) Code of Ethics for ALPS Advisors, Inc. is electronically filed herewith as

Exhibit 99.p.2.

     (3) Code of Ethics for Emerging Global Advisors, LLC is electronically filed herewith as Exhibit 99.p.3.

     (4) Code of Ethics for Esposito Partners, LLC is electronically filed herewith as Exhibit 99.p.4.

     (5) Code of Ethics for ALPS Distributors, Inc. is electronically filed herewith as Exhibit 99.p.5.

     (q) Powers of Attorney. Powers of Attorney (April 17, 2009) are electronically filed herewith as Exhibit 99.q.

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is electronically filed herewith as Exhibit 99.a.1.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is electronically filed herewith as Exhibit 99.a.1.

(b) Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc., as provided for in Section 8, and which is electronically filed herewith as Exhibit 99.d.1.

(c) Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC, as provided for in Section 7, and which is electronically filed herewith as Exhibit 99.d.2.

(d)	Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC, as provided for in Section 7, and which is electronically filed herewith as Exhibit 99.d.4.
(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which electronically filed herewith as Exhibit 99.e.1.
(f)	Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is electronically filed herewith as Exhibit 99.g.1.
(f)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is electronically filed herewith as Exhibit 99.h.2.
(g)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is electronically filed herewith as Exhibit 99.h.1.

Item 26. Business and Other Connections of Investment Adviser.

Invesmtent Adviser

     ALPS Advisors, Inc., a Colorado corporation, is a federally registered investment adviser with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 803203. As of December 31, 2008, ALPS entities have provided supervisory, management, servicing or distribution services on approximately $240 billion in assets through closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds. Additional information regarding ALPS Advisors, Inc., and information as to the officers and directors of ALPS Advisors, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-67135) and is incorporated herein by reference.

Sub-Advisers

     Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450. Emerging Global Advisors, LLC is primarily engaged in providing investment management services. Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69832) and is incorporated herein by reference.

     Esposito Partners, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 300 Crescent Court, Suite 650, Dallas, Texas 75201. Esposito Partners, LLC is an investment management firm specializing in sub-advisory services to exchange-traded funds. Additional information regarding Esposito Partners, LLC, and information as to the officers and directors of Esposito Partners, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69223) and is incorporated herein by reference.

Item 27. Principal Underwriters.

                        (a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Trust, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

                         (b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address*	Underwriter	Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Spencer Hoffman	Director	None
Thomas Carter	President, Director	Treasurer
Richard Hetzer	Executive Vice President	None
John C. Donaldson	Vice President, Chief Financial	None
Officer
Diana M. Adams	Vice President, Controller,	None
Treasurer
Robert J. Szydlowski	Vice President, Chief	None
Technology Officer
Tané Tyler	Vice President, General Counsel,	None
Secretary
Brad Swenson	Vice President, Chief	None
Compliance Officer
Kevin J. Ireland	Vice President, Director of	None
Institutional Sales
Mark R. Kiniry	Vice President, National Sales	None
Director-Investments

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the
Investment Company Act of 1940 and the rules under that section are maintained at 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.
Item 29.	Management Services. None.

Item 30.

Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 6th day of May, 2009.

EGA EMERGING GLOBAL SHARES

By: /s/ Robert C. Holderith Robert C. Holderith President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	May 6, 2009
Robert C. Holderith

/s/ James J. Valenti	Secretary/Trustee	May 6, 2009
James J. Valenti

*	Trustee	May 6, 2009
Ron Safir

*	Trustee	May 6, 2009
Jeffrey D. Haroldson

*	Trustee	May 6, 2009
Robert Willens

*	Treasurer	May 6, 2009
Thomas A. Carter

* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Amended and Restated Agreement and Declaration of Trust	EX-99.a.1
Investment Advisory Agreement	EX-99.d.1
Emerging Global Advisors, LLC Sub-Advisory Agreement	EX-99.d.2
Fee Waiver and Expense Assumption Agreement	EX-99.d.3
Esposito Partners, LLC Sub-Advisory Agreement	EX-99.d.4
Distribution Agreement	EX-99.e.1
Custody Agreement	EX-99.g.1
Transfer Agency and Service Agreement	EX-99.h.1
Fund Administration and Accounting Agreement	EX-99.h.2
Form of Chief Compliance Officer Services Agreement	EX-99.h.3
Form of PFO Services Agreement	EX-99.h.4
Legal Opinion	EX-99.i
Consent of Independent Registered Public Accounting Firm	EX-99.j
Letter of Understanding Relating to Initial Capital	EX-99.l
Rule 12b-1 Plan	EX-99.m.1
Code of Ethics for Registrant	EX-99.p.1
Code of Ethics for ALPS Advisors, Inc.	EX-99.p.2
Code of Ethics for Emerging Global Advisors, LLC	EX-99.p.3
Code of Ethics for Esposito Partners, LLC	EX-99.p.4
Code of Ethics for ALPS Distributors, Inc.	EX-99.p.5
Powers of Attorney (April 17, 2009)	EX-99.q